Consolidated Statement of Profit Loss - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CONTINUING OPERATIONS
Total revenue	$ 5,294,708	$ 287,468	$ 494,622
General and administrative expenses	(72,511,076)	(64,916,121)	(42,984,644)
OPERATING LOSS	(67,216,368)	(64,628,653)	(42,490,022)
Other gains, losses and expenses, net	5,218,331	(65,849,864)	(1,699,067)
Impairment loss on intangible assets	(13,899,728)
Impairment reversal (losses) on financial assets, net		21,071	(11,237,660)
Finance costs, net	(270,314)	(2,271,445)	(1,851,527)
LOSS BEFORE TAX	(76,168,079)	(132,728,891)	(57,278,276)
Income tax credit	348,951	478,078
LOSS FROM CONTINUING OPERATIONS	(75,819,128)	(132,250,813)	(57,278,276)
DISCONTINUED OPERATIONS
Profit (loss) from discontinued operations (attributable to the ordinary equity holders of the Company)		4,956,408	(857,554)
LOSS FOR THE YEAR	(75,819,128)	(127,294,405)	(58,135,830)
Loss attributable to:
Owners of the Company	(74,995,788)	(126,752,064)	(57,716,069)
Non-controlling interests	(823,340)	(542,341)	(419,761)
LOSS FOR THE YEAR	$ (75,819,128)	$ (127,294,405)	$ (58,135,830)
LOSS PER SHARE FOR LOSS FOR THE YEAR ATTRIBUTABLE TO THE ORDINARY EQUITY HOLDERS OF THE COMPANY
Basic loss per share	$ (1.87)	$ (5.03)	$ (3.80)
Basic earnings (loss) per share	0.00	0.19	(0.06)
Basic loss per share	$ (1.87)	$ (4.84)	$ (3.86)